Derivative Instruments and Hedging Activities - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Derivative [Line Items]
Derivative Asset, Fair Value, Gross Asset	$ 9.5	$ 9.8
Derivative Liability, Fair Value, Gross Liability	55.8	86.1
Restricted cash	$ 6.8	22.3
Teekay Offshore | Series D Warrant
Derivative [Line Items]
Number of shares available through exercise of stock purchase warrant	1,755,000
Stock purchase warrants	$ 0.2
Teekay Offshore | Series D Warrant
Derivative [Line Items]
Stock purchase warrants		1.3
Brookfield Transaction | Teekay Offshore | Stock Purchase Warrants
Derivative [Line Items]
Number of shares available through exercise of stock purchase warrant	15,500,000
Stock purchase warrants	$ 11.8	$ 29.4